                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04310

                   Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2008


                                               MERRILL LYNCH       LIPPER
                                                    ALL         CONVERTIBLE
                                                CONVERTIBLE      SECURITIES
                                                 SECURITIES        FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)       INDEX(1)        INDEX(2)
 -7.01%     -7.38%     -7.36%        -6.89%           -8.68%         -8.03%




(+)  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

In the six-month period ended March 31, 2008, the convertible securities market exhibited weak performance but outperformed broad equity markets, as represented by the S&P 500(R) Index and Nasdaq Composite Index. In September, the Federal Open Market Committee (the "Fed") began reducing its target federal funds rate amid increasing evidence of economic slowdown and higher probabilities of recession. Together with high gasoline prices, high rates of home foreclosures and unemployment took a toll on consumers, who began to significantly curb their spending. With investors still preferring the relative safety of U.S. Treasury bonds in the uncertain economic environment, credit spreads continued to widen and equity markets remained volatile through the end of the year.

In the first quarter of 2008, the weak conditions persisted. The convertible securities market continued to decline against a backdrop of volatility in the equity and credit markets. The Fed again lowered the target rate on the back of ongoing economic weakness. Energy and commodity prices soared to new highs, contributing to concerns about inflationary pressures. The financial sector remained especially turbulent, as billion dollar losses resulting from mortgage-related investments were widely reported. Bear Stearns, the fifth largest investment bank in the U.S., teetered on bankruptcy until JP Morgan Chase, with the assistance of the Fed, agreed to acquire it for a fraction of its former value.

During the period under review, new issuance in the convertibles market continued to be strong, however. With the availability of funding in the credit markets all but evaporated, companies looked to the convertibles market for raising capital, fueling demand for convertible securities. New issue proceeds totaled $40 billion during the period, as compared to $50 billion for the same time last year.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Convertible Securities Trust outperformed the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Securities Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

The primary contributors to the Fund's outperformance relative to the Merrill Lynch All Convertible Securities Index were the consumer staples, energy and materials (specifically metals) sectors. The consumer staples group benefited from increased global demand for agricultural products as well as renewed interest from investors seeking a "safe haven" during a time of economic uncertainty. Given that consumers need food and other staples regardless of whether the economy is expanding or contracting, investors tend to rotate into consumer staples stocks in periods of economic slowdown or recession. In the energy sector, rising oil and natural gas prices continued to bolster energy companies' earnings growth. Moreover, the weakening U.S. dollar during the period also benefited hard assets such as commodities and metals, which are priced in U.S. dollars and therefore offer increased purchasing power when the dollar's value is weaker, which attracts investors looking to hedge against inflation.

However, other investments detracted from relative performance during the period. Although the Fund held an underweight allocation in the financials sector, the ongoing credit crisis continued to roil the share prices of banks, mortgage lenders, and large diversified financial stocks. The technology sector was another source of negative performance for the Fund. Slowing economic growth hurt demand for technology products and services, which led to lowered earnings expectations for a number of companies and caused even greater concern among investors already worried about the direction of the economy.

As of the end of the reporting period, the Fund remained underweighted relative to the Merrill Lynch All Convertible Securities Index in the financials and consumer discretionary sectors, while the technology sector represented the Fund's largest absolute weight. In addition to monitoring the economic picture, we are keeping a close watch on the political situation, in particular the 2008 presidential election. Political risk may increase or decrease for certain sectors such as health care and financials, as certain policy proposals favored by the party in power may affect the profitability of companies in those sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Lifepoint Hospitals Inc.            2.5%
Illumina, Inc - 144A                2.3
L-3 Communications Corp.            1.9
Biomarin Pharmaceutical             1.6
Fisher Scientific International     1.6
Molson Coors Brewing Co.            1.6
Genzyme Corp.                       1.5
Nii Holdings Inc.                   1.5
Liberty Media Corp.                 1.5
Eastman Kodak Co.                   1.4




TOP FIVE INDUSTRIES
Biotechnology                      11.3%
Medical Specialties                 5.7
Aerospace & Defense                 5.4
Oil & Gas Production                3.8
Wholesale Distributors              3.8



Data as of March 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. THE FUND MAY ALSO USE DERIVATIVE INSTRUMENTS. THESE DERIVATIVE INSTRUMENTS WILL BE COUNTED TOWARD THE 80 PERCENT POLICY DISCUSSED ABOVE TO THE EXTENT THEY HAVE ECONOMIC CHARACTERISTICS SIMILAR TO THE SECURITIES INCLUDED WITHIN THAT POLICY. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT ADVISER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF

PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.


YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2008



                              CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                             (since 07/28/97)      (since 10/31/85)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                 CNSAX                 CNSBX                 CNSCX                 CNSDX
1 YEAR                                (1.45)%(3)            (2.17)%(3)            (2.16)%(3)            (1.04)%(3)
                                      (6.63) (4)            (6.98) (4)            (3.12) (4)                --

5 YEARS                                 8.49 (3)              7.67 (3)              7.71 (3)              8.78 (3)
                                        7.32 (4)              7.37 (4)              7.71 (4)                --

10 YEARS                                5.31 (3)              4.65 (3)              4.54 (3)              5.57 (3)
                                        4.75 (4)              4.65 (4)              4.54 (4)                --

SINCE INCEPTION                         5.95 (3)              7.37 (3)              5.17 (3)              6.21 (3)
                                        5.42 (4)              7.37 (4)              5.17 (4)               --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class I has no sales charge.

(1) The Merrill Lynch All Convertible Securities Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Convertible Securities Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Convertible Securities Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Convertible Securities Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
10/01/07 - 03/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD@
                                                  -------------    -------------    --------------
                                                                                      10/01/07 -
                                                     10/01/07         03/31/08         03/31/08
                                                  -------------    -------------    --------------
CLASS A
Actual (-7.01% return)........................      $1,000.00        $  929.90           $5.36
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,019.45           $5.60
CLASS B
Actual (-7.38% return)........................      $1,000.00        $  926.20           $9.00
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,015.65           $9.42
CLASS C
Actual (-7.36% return)........................      $1,000.00        $  926.40           $9.01
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,015.65           $9.42
CLASS I@@
Actual (-6.89% return)........................      $1,000.00        $  931.10           $4.20
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,020.65           $4.39



---------
  @ Expenses are equal to the fund's annualized expense ratios of 1.11%, 1.87%, 1.87% and 0.87% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.12%, 1.88%, 1.88% and 0.88% for Class A, Class B, Class C and Class I shares, respectively.
 @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE          VALUE
------------------------------------------------------------------------------------------------
           Convertible Bonds (74.0%)

           Aerospace & Defense (5.4%)
  $1,500   AAR Corp. .................................    1.75     %   02/01/26    $   1,691,250
   1,360   Ceradyne, Inc. ............................    2.875        12/15/35        1,212,100
   1,565   DRS Technologies Inc. - 144A (b)...........    2.00         02/01/26        1,770,406
   2,030   L-3 Communications Corp. ..................    3.00         08/01/35        2,545,113
                                                                                   -------------
                                                                                       7,218,869
                                                                                   -------------
           Agricultural Commodities/Milling (1.0%)
   1,120   Archer Daniels Midland Co. - 144A (b)......    0.875        02/15/14        1,306,200
                                                                                   -------------
           Alternative Power Generation (1.5%)
   1,750   Covanta Holding Corp. .....................    1.00         02/01/27        1,946,875
                                                                                   -------------
           Apparel/Footwear (1.1%)
   1,700   Iconix Brad Group, Inc. - 144A (b).........    1.875        06/30/12        1,549,125
                                                                                   -------------
           Beverages: Alcoholic (1.6%)
   1,700   Molson Coors Brewing Co. ..................    2.50         07/30/13        2,097,375
                                                                                   -------------
           Biotechnology (11.3%)
   1,295   Affymetrix, Inc. ..........................    3.50         01/15/38        1,225,394
     400   Alexion Pharmaceuticals, Inc. .............    1.375        02/01/12          793,000
   1,160   Biomarin Pharmaceutical....................    1.875        04/23/17        2,182,250
   1,750   Genzyme Corp. .............................    1.25         12/01/23        2,036,563
   1,120   Gilead Sciences Inc. ......................    0.50         05/01/11        1,593,200
   1,690   Illumina, inc. - 144A (b)..................    0.625        02/15/14        3,058,900
   1,405   Invitrogen Corp. ..........................    1.50         02/15/24        1,433,100
     540   Isis Pharmaceuticals, Inc. ................    2.625        02/15/27          661,500
     480   Millipore Corp. ...........................    3.75         06/01/26          493,800
   1,270   Millipore Corp. - 144A (b).................    3.75         06/01/26        1,306,512
   1,360   Oscient Pharmaceuticals Corp. .............    3.50         04/15/11          442,000
                                                                                   -------------
                                                                                      15,226,219
                                                                                   -------------
           Cable/Satellite TV (1.5%)
   2,000   Liberty Media Corp. .......................    0.75         03/30/23        1,990,000
                                                                                   -------------
           Coal (0.9%)
   1,100   Peabody Energy Corp. ......................    4.75         12/15/41        1,254,000
                                                                                   -------------
           Computer Peripherals (2.2%)
   1,350   EMC Corp. - 144A (b).......................    1.75         12/01/11        1,594,688
     660   Maxtor Corp. ..............................    6.80         04/30/10          708,674
     680   Synaptics, Inc. ...........................    0.75         12/01/24          634,950
                                                                                   -------------
                                                                                       2,938,312
                                                                                   =============


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE          VALUE
------------------------------------------------------------------------------------------------
           Contract Drilling (2.5%)
  $1,400   Nabors Industries, Inc. ...................    0.94     %   05/15/11      $ 1,438,500
     750   Transocean Inc. (Series A).................    1.625        12/15/37          824,062
   1,000   Transocean Inc. (Series B).................    1.50         12/15/37        1,101,250
                                                                                   -------------
                                                                                       3,363,812
                                                                                   =============
           Electrical Products (0.7%)
     820   SunPower Corp. ............................    0.75         08/01/27          951,200
                                                                                   -------------
           Electronic Distributors (0.9%)
   1,050   Anixter International Inc. - 144A (b)......    1.00         02/15/13        1,232,438
                                                                                   -------------
           Electronics/Appliance Stores (0.7%)
     900   Best Buy Co., Inc. ........................    2.25         01/15/22          972,000
                                                                                   -------------
           Electronics/Appliances (1.4%)
   2,000   Eastman Kodak Co. .........................    3.375        10/15/33        1,947,500
                                                                                   -------------
           Environmental Services (1.0%)
   1,200   Waste Connections, Inc. ...................    3.75         04/01/26        1,333,500
                                                                                   -------------
           Financial Services (1.3%)
   1,660   Nasdaq OMX Group, Inc. - 144A (b)..........    2.50         08/15/13        1,716,025
                                                                                   -------------
           Hospital/Nursing Management (2.5%)
   4,000   Lifepoint Hospitals, Inc. .................    3.50         05/15/14        3,380,000
                                                                                   -------------
           Industrial Machinery (0.4%)
     325   Actuant Corp. .............................    2.00         11/15/23          511,469
                                                                                   -------------
           Information Technology Services (1.5%)
   1,020   Lawson Software - 144A (b).................    2.50         04/15/12          944,775
   1,190   Level 3 Communications Inc. ...............    6.00         09/15/09        1,062,075
                                                                                   -------------
                                                                                       2,006,850
                                                                                   =============
           Internet Software/Services (1.6%)
   1,700   Equinix Inc. ..............................    2.50         04/15/12        1,532,125
     850   GSI Commerce, Inc. - 144A (b)..............    2.50         06/01/27          653,438
                                                                                   -------------
                                                                                       2,185,563
                                                                                   =============
           Marine Shipping (0.9%)
   1,360   Horizon Lines, Inc. - 144A (b).............    4.25         08/15/12        1,184,900
                                                                                   -------------
           Medical Specialties (5.7%)
   1,360   Fisher Scientific International............    3.25         03/01/24        2,116,500
   1,415   Hologic, Inc. .............................    2.00         12/15/37        1,367,244
   1,200   Medtronic Inc. ............................    1.50         04/15/11        1,270,500
   1,320   Sonosite, Inc. ............................    3.75         07/15/14        1,344,750
   1,650   Wright Medical Group, Inc. ................    2.625        12/01/14        1,623,187
                                                                                   -------------
                                                                                       7,722,181
                                                                                   =============


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE          VALUE
------------------------------------------------------------------------------------------------
           Metal Fabrications (1.1%)
  $1,485   General Cable Corp. - 144A (b).............    1.00     %   10/15/12      $ 1,472,006
                                                                                   -------------
           Miscellaneous Commercial Services (0.9%)
     475   FTI Consulting Inc. .......................    3.75         07/15/12        1,145,937
                                                                                   -------------
           Oil & Gas Production (3.8%)
   1,260   Chesapeake Energy Corp. ...................    2.75         11/15/35        1,688,400
   1,800   Delta Petroleum Corp. .....................    3.75         05/01/37        1,946,250
     590   GMX Resources, Inc. - 144A (b).............    5.00         02/01/13          747,088
     660   St. Mary Land & Exploration Co. ...........    3.50         04/01/27          669,900
                                                                                   -------------
                                                                                       5,051,638
                                                                                   =============
           Oilfield Services/Equipment (2.1%)
   1,100   Helix Energy Solutions.....................    3.25         12/15/25        1,350,250
     500   Cameron International Corp. ...............    2.50         06/15/26          703,125
     308   SESI LLC...................................    1.50 (c)     12/15/26          334,180
     437   SESI LLC - 144A (b)........................    1.50 (c)     12/15/26          474,145
                                                                                   -------------
                                                                                       2,861,700
                                                                                   =============
           Other Consumer Services (0.2%)
     425   Ambassadors International, Inc. ...........    3.75         04/15/27          270,406
                                                                                   -------------
           Packaged Software (2.4%)
   1,565   Blackboard Inc. ...........................    3.25         07/01/27        1,498,487
   1,020   Sybase, Inc. ..............................    1.75         02/22/25        1,197,225
     510   Symantec Corp. ............................    0.75         06/15/11          545,700
                                                                                   -------------
                                                                                       3,241,412
                                                                                   =============
           Pharmaceuticals: Major (1.2%)
   1,650   Wyeth......................................    3.581 (d)    01/15/24        1,663,150
                                                                                   -------------
           Pharmaceuticals: Other (2.0%)
   1,030   Inverness Medical Innovations, Inc. - 144A
             (b)......................................    3.00         05/15/16          970,775
   1,700   Sciele Pharma, Inc. .......................    2.625        05/15/27        1,636,250
                                                                                   -------------
                                                                                       2,607,025
                                                                                   =============
           Precious Metals (0.5%)
     575   Newmont Mining Corp. ......................    1.25         07/15/14          701,500
                                                                                   -------------
           Real Estate Development (0.6%)
     850   Icahn Enterprises LP.......................    4.00         08/15/13          756,755
                                                                                   -------------
           Recreational Products (0.4%)
     600   Scientific Games Corp. ....................    0.75 (e)     12/01/24          597,000
                                                                                   -------------


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE          VALUE
------------------------------------------------------------------------------------------------
           Semiconductors (4.2%)
  $  500   Cypress Semiconductor Co. - 144A (b).......    1.00     %   09/15/09      $   595,625
   1,750   Intel Corp. - 144A (b).....................    2.95         12/15/35        1,725,938
   1,320   Microchip Technology, Inc. - 144A (b)......    2.125        12/15/37        1,442,100
   1,400   On Semiconductor Corp. - 144A (b)..........    2.625        12/15/26        1,167,250
     800   Xilinx, Inc. - 144A (b)....................    3.125        03/15/37          726,000
                                                                                   -------------
                                                                                       5,656,913
                                                                                   =============
           Services to the Health Industry (1.2%)
   1,400   Trizetto Group.............................    2.75         10/01/25        1,561,000
                                                                                   -------------
           Telecommunication Equipment (0.5%)
   1,015   Arris Group Inc. ..........................    2.00         11/15/26          729,278
                                                                                   -------------
           Wholesale Distributors (3.8%)
   2,000   Sport Supply Group, Inc. ..................    5.75         12/01/09        1,940,000
   1,750   Electronic Data Systems Corp. .............    3.875        07/15/23        1,712,812
     300   WESCO International Inc. ..................    1.75         11/15/26          250,125
   1,400   WESCO International. Inc. - 144A (b).......    1.75         11/15/26        1,167,250
                                                                                   -------------
                                                                                       5,070,187
                                                                                   =============
           Wireless Telecommunications (1.5%)
   2,000   NII Holdings, Inc. ........................    3.125        06/15/12        1,597,500
     400   NII Holdings, Inc. ........................    2.75         08/15/25          398,000
                                                                                   -------------
                                                                                       1,995,500
                                                                                   =============
           Total Convertible Bonds (Cost $98,194,383)..........................       99,415,820
                                                                                   =============





NUMBER OF
  SHARES
---------
           Convertible Preferred Stocks (16.7%)

           Agricultural Commodities/Milling (0.3%)
     425   Bunge Ltd. $51.25 (Bermuda).................................................       363,239
                                                                                          -----------

           Chemicals: Major Diversified (1.2%)
  31,000   Celanese Corp. $1.0625......................................................     1,568,910
                                                                                          -----------
           Electric Utilities (1.5%)
  10,500   Entergy Corp. $3.8125.......................................................       685,230
   4,100   NRG Energy, Inc. $14.375....................................................     1,388,055
                                                                                          -----------
                                                                                            2,073,285
                                                                                          -----------


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                     VALUE
-----------------------------------------------------------------------------------------------------

           Finance/Rental/Leasing (1.0%)
      19   Federal National Mortgage Assoc. $5,375.00..................................   $ 1,387,000
                                                                                          -----------

           Financial Conglomerates (1.4%)
  39,050   Citigroup, Inc. (Series T) $3.25............................................     1,854,094
                                                                                          -----------

           Investment Banks/Brokers (1.4%)
  59,100   Lazard Ltd. $1.6563 (Bermuda)...............................................     1,919,568
                                                                                          -----------

           Life/Health Insurance (1.3%)
  58,500   MetLife, Inc. $1.5938.......................................................     1,737,450
                                                                                          -----------

           Major Banks (1.2%)
   1,625   Bank of America Corp. (Series L) $72.50.....................................     1,678,625
                                                                                          -----------

           Motor Vehicles (0.5%)
  29,000   General Motors Corp. (Series D) $0.375......................................       664,100
                                                                                          -----------

           Office Equipment/Supplies (1.0%)
  27,500   Avery Dennison Corp. $3.9375................................................     1,373,625
                                                                                          -----------

           Oil & Gas Production (0.9%)
   4,950   McMoRan Exploration Co. $6.75...............................................       592,218
   8,300   PetroQuest Energy, Inc. (Series B) $3.4375..................................       563,155
                                                                                          -----------
                                                                                            1,155,373
                                                                                          -----------
           Pharmaceuticals: Generic Drugs (1.0%)
   1,560   Mylan, Inc. $65.00..........................................................     1,348,402
                                                                                          -----------

           Pharmaceuticals: Major (0.8%)
   6,800   Schering-Plough Corp. $15.00................................................     1,041,624
                                                                                          -----------

           Precious Metals (1.0%)
   4,900   Freeport-McMoRan Cooper & Gold Inc. $6.75...................................       688,205
  10,900   Vale Capital Ltd. $2.75 (Cayman Islands)....................................       708,500
                                                                                          -----------
                                                                                            1,396,705
                                                                                          -----------
           Savings Banks (0.6%)
  29,600   Washington Mutual, Inc. (Series UNIT) $2.6875...............................       840,640
                                                                                          -----------


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                     VALUE
-----------------------------------------------------------------------------------------------------

           Telecommunication Equipment (0.6%)
   1,100   Lucent Technologies Capital Trust I $77.50..................................   $   770,000
                                                                                          -----------

           Wireless Telecommunications (1.0%)
  24,000   Crown Castle International Corp. $3.125.....................................     1,320,000
                                                                                          -----------
           Total Convertible Preferred Stocks (Cost $23,743,884).......................    22,492,640
                                                                                          -----------

           Common Stocks (3.3%)
           Containers/Packaging (1.1%)
  26,422   Owens-Illinois, Inc. (a)....................................................     1,490,993
                                                                                          -----------

           Oil & Gas Pipelines (1.5%)
  58,114   Williams Companies, Inc. (The)..............................................     1,916,600
                                                                                          -----------

           Wireless Telecommunications (0.7%)
  30,492   NII Holdings Inc. (a).......................................................       969,036
                                                                                          -----------
           Total Common Stocks (Cost $2,641,288).......................................     4,376,629
                                                                                          -----------




  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (f) (4.3%)

              Investment Company

    5,787     Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
                (Cost $5,786,989).................................................................       5,786,989
                                                                                                     -------------

              Total Investments (Cost $130,366,544) (g)....................................   98.3%    132,072,078

              Other Assets in Excess of Liabilities .......................................    1.7       2,247,496
                                                                                             -----   -------------


              Net Assets ..................................................................  100.0%  $ 134,319,574
                                                                                             =====   =============





----------

(a)  Non-income producing security.
(b)  Resale is restricted to qualified institutional investors.
(c) Rate in effect at March 31, 2008. Rate will reset to 1.25% at a future specified date.
(d) Variable rate security. Rate shown is the rate in effect at March 31, 2008.
(e) Rate in effect at March 31, 2008. Rate will reset to 0.50% at a future specified date.
(f)  See Note 4 to the financial statements regarding investments in Morgan
     Stanley Institutional Liquidity Money Market Portfolio - Institutional
     Class.
(g) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,532,477 and the aggregate gross unrealized depreciation is $9,130,484, resulting in net unrealized appreciation of $1,401,993.




                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
SUMMARY OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)



                                           PERCENT OF
                                             TOTAL
INDUSTRY                       VALUE      INVESTMENTS
-----------------------------------------------------
Biotechnology............  $ 15,226,219       11.5%
Medical Specialties......     7,722,181        5.8
Aerospace & Defense......     7,218,869        5.5
Oil & Gas Production.....     6,207,011        4.7
Investment Company.......     5,786,989        4.4
Semiconductors...........     5,656,913        4.3
Wholesale Distributors...     5,070,187        3.8
Wireless
  Telecommunications.....     4,284,536        3.2
Hospital/Nursing
  Management.............     3,380,000        2.6
Contract Drilling........     3,363,812        2.5
Packaged Software........     3,241,412        2.5
Computer Peripherals.....     2,938,312        2.2
Oilfield
  Services/Equipment.....     2,861,700        2.2
Pharmaceuticals: Major...     2,704,774        2.0
Pharmaceuticals: Other...     2,607,025        2.0
Internet
  Software/Services......     2,185,563        1.6
Precious Metals..........     2,098,205        1.6
Beverages: Alcoholic.....     2,097,375        1.6
Electric Utilities.......     2,073,285        1.6
Information Technology
  Services...............     2,006,850        1.5
Cable/Satellite Tv.......     1,990,000        1.5
Electronics/Appliances...     1,947,500        1.5
Alternative Power
  Generation.............     1,946,875        1.5
Investment
  Banks/Brokers..........     1,919,568        1.5
Oil & Gas Pipelines......     1,916,600        1.5
Financial Conglomerates..     1,854,094        1.4
Life/Health Insurance....     1,737,450        1.3
Financial Services.......     1,716,025        1.3
Major Banks..............     1,678,625        1.3
Agricultural
  Commodities/Milling....     1,669,439        1.3
Chemicals: Major
  Diversified............     1,568,910        1.2
Services To The Health
  Industry...............     1,561,000        1.2
Apparel/Footwear.........     1,549,125        1.2
Telecommunication
  Equipment..............     1,499,278        1.1
Containers/Packaging.....     1,490,993        1.1
Metal Fabrications.......     1,472,006        1.1
Finance/Rental/Leasing...     1,387,000        1.1
Office
  Equipment/Supplies.....     1,373,625        1.0
Pharmaceuticals: Generic
  Drugs..................     1,348,402        1.0
Environmental Services...     1,333,500        1.0
Coal.....................     1,254,000        0.9
Electronic Distributors..     1,232,438        0.9
Marine Shipping..........     1,184,900        0.9
Miscellaneous Commercial
  Services...............     1,145,937        0.9
Electronics/Appliance
  Stores.................       972,000        0.7
Electrical Products......       951,200        0.7
Savings Banks............       840,640        0.6
Real Estate Development..       756,755        0.6
Motor Vehicles...........       664,100        0.5
Recreational Products....       597,000        0.5
Industrial Machinery.....       511,469        0.4
Other Consumer Services..       270,406        0.2
                           ------------      -----
                           $132,072,078      100.0%
                           ============      =====






                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008 (unaudited)


Assets:
Investments in securities, at
  value (cost $124,579,555)....  $126,285,089
Investment in affiliate, at
  value (cost $5,786,989)......     5,786,989
Receivable for:
  Investments sold............      1,861,765
  Interest....................        743,336
  Dividends...................         36,913
  Shares of beneficial
  interest sold................        19,010
  Dividends from affiliate....         18,211
Prepaid expenses and other
  assets.......................        27,055
                                 ------------
  Total Assets................    134,778,368
                                 ------------
Liabilities:
Payable for:
  Shares of beneficial
  interest redeemed............       199,384
  Investment advisory fee.....         58,684
  Distribution fee............         54,464
  Transfer agent fee..........         10,344
  Administration fee..........          9,190
Accrued expenses and other
  payables.....................       126,728
                                 ------------
  Total Liabilities...........        458,794
                                 ------------
  Net Assets..................   $134,319,574
                                 ============
Composition of Net Assets:
Paid-in-capital................  $132,305,737
Net unrealized appreciation....     1,705,534
Accumulated undistributed net
  investment income............       728,765
Accumulated net realized loss..      (420,462)
                                 ------------
  Net Assets..................   $134,319,574
                                 ============
Class A Shares:
Net Assets.....................   $94,629,371
Shares Outstanding (unlimited
  authorized, $.01 par value)..     5,425,514
  Net Asset Value Per Share...         $17.44
                                       ======
  Maximum Offering Price Per
     Share,
     (net asset value plus
     5.54% of net asset
     value)....................        $18.41
                                       ======
Class B Shares:
Net Assets.....................   $32,158,759
Shares Outstanding (unlimited
  authorized, $.01 par value)..     1,840,633
  Net Asset Value Per Share...         $17.47
                                       ======
Class C Shares:
Net Assets.....................    $7,433,379
Shares Outstanding (unlimited
  authorized, $.01 par value)..       428,305
  Net Asset Value Per Share...         $17.36
                                       ======
Class I Shares@@:
Net Assets.....................       $98,065
Shares Outstanding (unlimited
  authorized, $.01 par value)..         5,615
  Net Asset Value Per Share...         $17.46
                                       ======




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008


Statement of Operations
For the six months ended March 31, 2008 (unaudited)


Net Investment Income:
Income
Interest.......................  $  1,215,611
Dividends......................       622,743
Dividends from affiliate.......       260,036
                                 ------------
  Total Income................      2,098,390
                                 ------------
Expenses
Investment advisory fee........       386,220
Distribution fee (Class A
  shares)......................       121,652
Distribution fee (Class B
  shares)......................       189,573
Distribution fee (Class C
  shares)......................        40,433
Transfer agent fees and
  expenses.....................        90,062
Administration fee.............        59,419
Shareholder reports and
  notices......................        30,749
Professional fees..............        29,799
Registration fees..............        28,557
Custodian fees.................         7,532
Trustees' fees and expenses....         4,810
Other..........................        16,525
                                 ------------
  Total Expenses..............      1,005,331
Less: rebate from Morgan
  Stanley affiliated cash sweep
  (Note 4).....................        (7,593)
Less: expense offset...........          (451)
                                 ------------
  Net Expenses................        997,287
                                 ------------
  Net Investment Income.......      1,101,103
                                 ------------
Net Realized and Unrealized
  Gain (Loss):
Net realized gain..............     1,305,056
Net change in unrealized
  appreciation/depreciation....   (13,188,486)
                                 ------------
  Net Loss....................    (11,883,430)
                                 ------------
Net Decrease...................  $(10,782,327)
                                 ============


Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE SIX       FOR THE YEAR
                                                           MONTHS ENDED           ENDED
                                                          MARCH 31, 2008   SEPTEMBER 30, 2007
                                                          --------------   ------------------
                                                            (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................................   $  1,101,103       $  3,236,972
Net realized gain.......................................      1,305,056         12,524,757
Net change in unrealized appreciation/depreciation......    (13,188,486)         4,663,858
                                                           ------------       ------------
  Net Increase (Decrease)..............................     (10,782,327)        20,425,587
                                                           ------------       ------------
Dividends to Shareholders from net investment income:
Class A shares..........................................     (1,288,567)        (3,059,250)
Class B shares..........................................       (316,006)          (943,872)
Class C shares..........................................        (71,149)          (169,539)
Class I shares@@........................................         (1,427)           (75,270)
                                                           ------------       ------------
  Total Dividends......................................      (1,677,149)        (4,247,931)
                                                           ------------       ------------
Net decrease from transactions in shares of beneficial
  interest..............................................    (13,240,244)       (31,803,608)
                                                           ------------       ------------
  Net Decrease.........................................     (25,699,720)       (15,625,952)
Net Assets:
Beginning of period.....................................    160,019,294        175,645,246
                                                           ------------       ------------
End of Period
(Including accumulated undistributed net investment
income of $728,765 and $1,304,811, respectively)........   $134,319,574       $160,019,294
                                                           ============       ============




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees ; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $110,494,169 at March 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $166, $31,175 and $260, respectively and received $6,981 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Fund -- Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund -- Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund -- Money Market Portfolio. For the six months ended March 31, 2008, advisory fees paid were reduced by $7,593 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Fund -- Money Market Portfolio. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $260,036 for the six months ended March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Fund -- Money Market Portfolio aggregated $39,283,810 and $53,903,460, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $72,611,912 and $73,563,925, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,977. At March 31, 2008, the Fund had an accrued pension liability of $59,721 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX
                                                       MONTHS ENDED               FOR THE YEAR
                                                      MARCH 31, 2008                 ENDED
                                                  ----------------------       SEPTEMBER 30, 2007
                                                        (unaudited)        -------------------------
                                                   SHARES       AMOUNT       SHARES        SHARES
                                                  --------   -----------   ----------   ------------
CLASS A SHARES
Sold............................................   142,344     2,641,787       79,957   $  1,442,848
Conversion from Class B.........................     3,656        65,420      167,844      3,055,341
Reinvestment of dividends.......................    64,227     1,154,381      136,809      2,512,041
Redeemed........................................  (498,358)   (9,191,212)  (1,100,385)   (20,082,209)
                                                  --------   -----------   ----------   ------------
Net decrease - Class A..........................  (288,131)   (5,329,624)    (715,775)   (13,071,979)
                                                  --------   -----------   ----------   ------------
CLASS B SHARES
Sold............................................    26,996       502,854      192,179      3,475,391
Conversion to Class A...........................    (3,660)      (65,420)    (167,728)    (3,055,341)
Reinvestment of dividends.......................    14,908       268,290       36,462        669,905
Redeemed........................................  (424,439)   (7,794,022)    (820,904)   (14,982,749)
                                                  --------   -----------   ----------   ------------
Net decrease - Class B..........................  (386,195)   (7,088,298)    (759,991)   (13,892,794)
                                                  --------   -----------   ----------   ------------
CLASS C SHARES
Sold............................................    30,680       560,513       30,690        559,935
Reinvestment of dividends.......................     3,365        59,974        6,582        120,242
Redeemed........................................   (52,718)     (955,536)     (75,083)    (1,362,784)
                                                  --------   -----------   ----------   ------------
Net decrease - Class C..........................   (18,673)     (335,049)     (37,811)      (682,607)
                                                  --------   -----------   ----------   ------------
CLASS I SHARES@@
Sold............................................        69         1,280        3,186         57,829
Reinvestment of dividends.......................        60         1,071          559         10,194
Redeemed........................................   (25,489)     (489,624)    (231,659)    (4,224,251)
                                                  --------   -----------   ----------   ------------
Net decrease - Class I..........................   (25,360)     (487,273)    (227,914)    (4,156,228)
                                                  --------   -----------   ----------   ------------
Net decrease in Fund............................  (718,359)  (13,240,244)  (1,741,491)  $(31,803,608)
                                                  ========   ===========   ==========   ============




----------
  @@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and tax adjustments on convertible preferred stock.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The applications of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED      --------------------------------------------------------
                                               MARCH 31, 2008       2007         2006         2005        2004       2003
                                               --------------     --------     --------     --------     ------     ------
                                                 (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $19.01          $17.29       $16.46       $15.78     $14.76     $12.76
                                                    ------          ------       ------       ------     ------     ------

Income (loss) from investment operations:
  Net investment income++...................          0.16            0.39         0.43         0.47       0.48       0.52
  Net realized and unrealized gain (loss)...         (1.50)           1.84         0.82         0.69       1.06       1.97
                                                    ------           -----        -----        -----      -----       ----

Total income (loss) from investment
operations..................................         (1.34)           2.23         1.25         1.16       1.54       2.49
                                                    ------           -----        -----        -----      -----      -----

Less dividends from net investment income....        (0.23)          (0.51)       (0.42)       (0.48)     (0.52)     (0.49)
                                                    ------          ------       ------       ------     ------     ------

Net asset value, end of period...............       $17.44          $19.01       $17.29       $16.46     $15.78     $14.76
                                                    ======          ======       ======       ======     ======     ======

Total Return++++.............................        (7.01)%(1)      13.03%        7.64%        7.47%     10.49%     19.76%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         1.11 %(2)(4)    1.10%(4)     1.12%        1.11%      1.04%      1.08%

Net investment income........................         1.72 %(2)(4)    2.16%(4)     2.55%        2.84%      2.98%      3.59%

Supplemental Data:
Net assets, end of period, in thousands......      $94,629        $108,594     $111,137     $118,298     $8,314     $5,284

Portfolio turnover rate......................           53 %(1)         97%          58%          47%        62%        93%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.




                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED      ---------------------------------------------------------
                                               MARCH 31, 2008       2007        2006        2005        2004         2003
                                               --------------     -------     -------     -------     --------     --------
                                                 (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $19.03         $17.31      $16.48      $15.78       $14.76       $12.76
                                                    ------         ------      ------      ------       ------       ------

Income (loss) from investment operations:
  Net investment income++...................          0.09           0.26        0.30        0.33         0.35         0.39
  Net realized and unrealized gain (loss)...         (1.49)          1.83        0.82        0.71         1.07         2.00
                                                    ------          -----       -----       -----        -----        -----

Total income (loss) from investment
operations..................................         (1.40)          2.09        1.12        1.04         1.42         2.39
                                                    ------          -----       -----       -----        -----        -----

Less dividends from net investment income....        (0.16)         (0.37)      (0.29)      (0.34)       (0.40)       (0.39)
                                                    ------         ------      ------      ------       ------       ------

Net asset value, end of period...............       $17.47         $19.03      $17.31      $16.48       $15.78       $14.76
                                                    ======         ======      ======      ======       ======       ======

Total Return++++.............................        (7.38)%(1)     12.14%       6.85%       6.65%        9.63%       18.88%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         1.87 %(2)(4)   1.86%(4)    1.88%       1.86%        1.81%        1.83%

Net investment income........................         0.96 %(2)(4)   1.40%(4)    1.79%       2.09%        2.21%        2.84%

Supplemental Data:
Net assets, end of period, in thousands......      $32,159        $42,383     $51,695     $74,529     $244,246     $258,799

Portfolio turnover rate......................           53 %(1)        97%         58%         47%          62%          83%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.




                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED      -------------------------------------------------------
                                               MARCH 31, 2008       2007        2006        2005        2004        2003
                                               --------------     -------     -------     -------     -------     -------
                                                 (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $ 18.91        $ 17.20     $ 16.38     $ 15.71     $ 14.70     $ 12.71
                                                   -------        -------     -------     -------     -------     -------

Income (loss) from investment operations:
  Net investment income++...................          0.09           0.25        0.32        0.34        0.35        0.42
  Net realized and unrealized gain (loss)...         (1.48)          1.83        0.82        0.69        1.07        1.96
                                                    ------          -----       -----       -----       -----       -----

Total income (loss) from investment
operations..................................         (1.39)          2.08        1.14        1.03        1.42        2.38
                                                    ------          -----       -----       -----       -----       -----

Less dividends from net investment income....        (0.16)         (0.37)      (0.32)      (0.36)      (0.41)      (0.39)
                                                    ------         ------      ------      ------      ------      ------

Net asset value, end of period...............      $ 17.36        $ 18.91     $ 17.20     $ 16.38     $ 15.71     $ 14.70
                                                   =======        =======     =======     =======     =======     =======

Total Return++++.............................        (7.36)%(1)     12.18%       7.00%       6.61%       9.65%      18.92%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         1.87 %(2)(4)   1.86%(4)    1.73%       1.85%       1.81%       1.83%

Net investment income........................         0.96 %(2)(4)   1.40%(4)    1.94%       2.10%       2.21%       2.84%

Supplemental Data:
Net assets, end of period, in thousands......       $7,433         $8,453      $8,339     $10,374     $12,390      $9,447

Portfolio turnover rate......................           53 %(1)        97%         58%         47%         62%         93%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.




                        See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED      --------------------------------------------------
                                               MARCH 31, 2008      2007       2006       2005       2004       2003
                                               --------------     ------     ------     ------     ------     ------
                                                 (unaudited)

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period.........      $19.02         $17.28     $16.46     $15.78     $14.76     $12.76
                                                   ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment income++...................         0.18           0.45       0.47       0.50       0.51       0.61
  Net realized and unrealized gain (loss)...        (1.48)          1.84       0.81       0.70       1.07       1.91
                                                   ------          -----      -----      -----      -----      -----

Total income (loss) from investment
operations..................................        (1.30)          2.29       1.28       1.20       1.58       2.52
                                                   ------          -----      -----      -----      -----      -----

Less dividends from net investment income....       (0.26)         (0.55)     (0.46)     (0.52)     (0.56)     (0.52)
                                                   ------         ------     ------     ------     ------     ------

Net asset value, end of period...............      $17.46         $19.02     $17.28     $16.46     $15.78     $14.76
                                                   ======         ======     ======     ======     ======     ======

Total Return++++.............................       (6.89)%(1)     13.42%      7.90%      7.72%     10.75%     20.04%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......        0.87 %(2)(4)   0.86%(4)   0.88%      0.86%      0.81%      0.83%

Net investment income........................        1.96 %(2)(4)   2.40%(4)   2.79%      3.09%      3.21%      3.84%

Supplemental Data:
Net assets, end of period, in thousands......         $98           $589     $4,474     $3,698     $5,120     $7,996

Portfolio turnover rate......................          53 %(1)        97%        58%        47%        62%        93%



----------

 @@   Formerly Class D shares.  Renamed Class  I shares effective March 31,
      2008.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley Convertible Securities Trust

Semiannual Report
March 31, 2008



CNSSAN
IU08-02835P-Y03/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


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